Restructuring Costs	12 Months Ended
Sep. 30, 2024
Restructuring Costs [Abstract]
Restructuring costs
5.	Restructuring costs

In 2023, LeddarTech announced restructuring initiatives driven by a change in the focus of the Company’s operations, now focused on services and products targeted at the ADAS and AD markets. These initiatives, consisting of the reduction of the workforce, have mostly been completed over the fiscal year ending September 30, 2023. In 2024, restructuring costs of $46,387 were incurred and paid.